Business combinations (Tables)	3 Months Ended
Mar. 31, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Schedule of Estimated Purchase Price Allocation Made for Business Combination

The table below provides a summary of the total consideration and the estimated purchase price allocation made for the business combination that became effective during the three months ended March 31, 2024.

Aimia
Common stock	$399,713
Total consideration	$399,713

Subscription receipts receivable	$1,100
HST Receivable	856
Goodwill	405,194
Total assets acquired	$407,150

AP and accruals	$7,437
Total liabilities acquired	$7,437

Net assets acquired	$399,713